Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Details) - Pemex Industrial Transformation millionsPerDay in Thousands	12 Months Ended
	Dec. 31, 2024 millionsPerDay $ / $ USD ($)	Dec. 31, 2023 millionsPerDay USD ($)	Dec. 31, 2023 $ / $ USD ($) millionsPerDay	Dec. 31, 2023 millionsPerDay USD ($)	Dec. 31, 2023 millionsPerDay USD ($) $ / $	Dec. 31, 2022 millionsPerDay USD ($)	Dec. 31, 2022 $ / $ millionsPerDay USD ($)	Dec. 31, 2022 millionsPerDay USD ($)	Dec. 31, 2022 millionsPerDay USD ($) $ / $	Dec. 31, 2021 $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	14.75%			13.68%				14.16%		9.45%
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	101.82	105.5	105.5	105.5	105.5	68.79	68.79	68.79	68.79
Processed volume (millions per day) | millionsPerDay	866	993	993	993	993	909	909	909	909
Rate of U.S.$	20.2683		16.9220		16.9220		19.4143		19.4143	20.5835
Useful lives of the cash-generating units (year average)	12 years	12 years				12 years
Pre-tax discount rate	14.75%			13.68%				14.16%
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume (millions per day) | millionsPerDay	2,746,000	3,201,000	3,201,000	3,201,000	3,201,000	2,061,000	2,061,000	2,061,000	2,061,000
Rate of U.S.$	20.2683		16.9220				19.4143
Useful lives of the cash-generating units (year average)	7 years	6 years				7 years
Pre-tax discount rate	15.93%			12.25%				13.20%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	20.2683		16.9220				19.4143
Useful lives of the cash-generating units (year average)	4 years	5 years				5 years
Pre-tax discount rate	11.35%			10.31%				10.73%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	20.2683		16.9220				19.4143
Useful lives of the cash-generating units (year average)	7 years	5 years				5 years
Pre-tax discount rate	11.35%			10.31%				10.73%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	20.2683		16.9220				19.4143
Useful lives of the cash-generating units (year average)	6 years	5 years				4 years
Pre-tax discount rate	12.35%			13.25%				13.25%